Reverse Merger	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Reverse Merger

Note 3 — Reverse Merger

On December 15, 2017, the Company acquired all of the issued and outstanding membership interests of Red Earth LLC, a Nevada limited liability company (“Red Earth”) established in October 2016, in exchange for 52,732,969 shares of common stock of the Company, par value $0.001 and a Promissory Note in the amount of $900,000. The merger was accounted for as a reverse merger, whereby Red Earth was considered the accounting acquirer and became a wholly-owned subsidiary of the Company. As a result of the acquisition, the members of Red Earth became the beneficial owners of approximately 88% of the Company’s common stock immediately following the acquisition, obtained controlling interest of the Company, and retained key management positions of the Company. In accordance with the accounting treatment for a “reverse merger,” Red Earth was treated as the “acquiring company” and MJ Holdings was treated as the “acquired company.” The Company’s historical financial statements prior to the reverse merger were replaced with the historical financial statements of Red Earth prior to the reverse merger in all future filings with the U.S. Securities and Exchange Commission (the “SEC”). The consolidated financial statements after completion of the reverse merger will include the assets, liabilities and results of operations of the combined company from and after the closing date of the reverse merger.

The assets acquired and liabilities assumed recorded from the acquisition of MJ Holdings were recognized at their fair values as of the effective acquisition date, December 15, 2017. The following table summarizes the fair values assigned to the assets acquired and liabilities assumed:

December 15, 2017
Assets Acquired:
Website (recorded as Asset Held for Disposition)	$584

Liabilities Assumed:
Accounts payable and accrued liabilities	(4,250)
Convertible note payable due to related party	(900,000)
Less: Assumption of existing liability by related party (see Note 7)	400,000

Net Liabilities Acquired	$(503,666)